CONVERTIBLE REDEEMABLE PREFERRED SHARES - Preferred Shares activities (Details) - CNY (¥)				4 Months Ended	12 Months Ended
	Oct. 23, 2017	Nov. 10, 2014	Jul. 18, 2014	Mar. 13, 2015	Dec. 31, 2017	Dec. 31, 2016
Preferred Shares activities
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (1,498,248,000)
Pre-IPO Series A-1 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance (in shares)					38,602,941	38,602,941
Beginning balance					¥ 14,484,875	¥ 13,797,276
Issuance of Pre-IPO Preferred Shares (in shares)			38,602,941
Pre-IPO Preferred Shares redemption value accretion					755,455	687,599
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (15,240,330)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares)					(38,602,941)
Ending balance						¥ 14,484,875
Ending balance (in shares)			38,602,941			38,602,941
Pre-IPO Class B ordinary shares
Preferred Shares activities
Beginning balance (in shares)					7,350,000	7,350,000
Beginning balance					¥ 1,318,578	¥ 1,191,268
Issuance of Pre-IPO Preferred Shares (in shares)			7,350,000
Pre-IPO Preferred Shares redemption value accretion					139,412	127,310
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (1,457,990)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares)					(7,350,000)
Ending balance						¥ 1,318,578
Ending balance (in shares)			7,350,000			7,350,000
Pre-IPO Series A-2 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance (in shares)					39,390,757	39,390,757
Beginning balance					¥ 41,809,759	¥ 38,122,607
Issuance of Pre-IPO Preferred Shares (in shares)			35,014,006
Pre-IPO Preferred Shares redemption value accretion					4,043,130	3,687,152
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (45,852,889)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares)					(39,390,757)
Ending balance						¥ 41,809,759
Ending balance (in shares)			39,390,757			39,390,757
Pre-IPO Series B-1 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance (in shares)					4,119,294	4,119,294
Beginning balance					¥ 29,970,441	¥ 26,935,325
Issuance of Pre-IPO Preferred Shares (in shares)		4,119,294
Pre-IPO Preferred Shares redemption value accretion					3,335,065	3,035,116
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (33,305,506)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares)					(4,119,294)
Ending balance						¥ 29,970,441
Ending balance (in shares)		4,119,294				4,119,294
Pre-IPO Series B-2 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance (in shares)					63,775,246	69,152,661
Beginning balance					¥ 537,985,682	¥ 528,467,734
Issuance of Pre-IPO Preferred Shares (in shares)				69,152,661
Pre-IPO Preferred Shares redemption value accretion					58,599,600	54,761,693
Repurchase of Pre-IPO Preferred Shares						¥ (45,243,745)
Repurchase of Pre-IPO Preferred Shares (in shares)						(5,377,415)
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (596,585,282)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares)					(63,775,246)
Ending balance						¥ 537,985,682
Ending balance (in shares)				63,775,246		63,775,246
Pre-IPO Series C convertible redeemable preferred shares
Preferred Shares activities
Beginning balance (in shares)					2
Issuance of Pre-IPO Preferred Shares (in shares)						2
Redesignation of Pre-IPO Series C Preferred Shares (in shares)					(2)
Ending balance (in shares)						2
Pre-IPO Series C-1 convertible redeemable preferred shares
Preferred Shares activities
Issuance of Pre-IPO Preferred Shares					¥ 647,734,116
Issuance of Pre-IPO Preferred Shares (in shares)	33,857,797				33,857,795
Redesignation of Pre-IPO Series C Preferred Shares (in shares)					2
Pre-IPO Preferred Shares redemption value accretion					¥ 12,912,925
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (660,647,041)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares)					(33,857,797)
Ending balance (in shares)	33,857,797
Pre-IPO Series C-2 convertible redeemable preferred shares
Preferred Shares activities
Issuance of Pre-IPO Preferred Shares					¥ 116,969,352
Issuance of Pre-IPO Preferred Shares (in shares)	5,974,905				5,974,905
Pre-IPO Preferred Shares redemption value accretion					¥ 2,331,846
Conversion and redesignation of Pre-IPO Preferred Shares					¥ (119,301,198)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares)					(5,974,905)
Ending balance (in shares)	5,974,905